Restricted Cash and Cash Equivalents Restricted Cash and Cash Equivalents—Sabine Pass LNG Senior Notes Debt Service Reserve (Details) (Cheniere Energy Partners, LP _ Sabine Pass LNG, LP [Member], USD $)
											9 Months Ended	12 Months Ended
	Sep. 30, 2014 Senior Notes Interest Payments [Member]	Dec. 31, 2013 Senior Notes Interest Payments [Member]	Dec. 31, 2012 Senior Notes Interest Payments [Member]	Sep. 30, 2014 Debt Service Reserve Fund [Member]	Dec. 31, 2013 Debt Service Reserve Fund [Member]	Dec. 31, 2012 Debt Service Reserve Fund [Member]	Sep. 30, 2014 2016 Sabine Pass LNG Senior Notes [Member]	Dec. 31, 2013 2016 Sabine Pass LNG Senior Notes [Member]	Sep. 30, 2014 2020 Sabine Pass LNG Senior Notes [Member]	Dec. 31, 2013 2020 Sabine Pass LNG Senior Notes [Member]	Sep. 30, 2014 Senior Notes [Member] Rate	Dec. 31, 2013 Senior Notes [Member] Rate
Restricted Cash and Cash Equivalents Items [Line Items]
Debt Instrument, Face Amount							$ 1,665,500,000	$ 1,665,500,000	$ 420,000,000	$ 420,000,000
Debt Instrument, Interest Rate, Stated Percentage							7.50%	7.50%	6.50%	6.50%
Debt Instrument, Fixed Charge, Coverage Ratio											2	2
Restricted Cash and Cash Equivalents, Current	53,000,000	15,000,000	17,400,000
Restricted Cash and Cash Equivalents, Noncurrent				$ 76,100,000	$ 76,100,000	$ 76,100,000